Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses And Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	¥ 4,117	¥ 2,108
Provision	2,279	2,918
Charge-offs	(945)	(780)
Recoveries	11
Other	(338)	(129)
Balance at end of year	5,124	4,117
Individually evaluated for impairment	906	318
Collectively evaluated for impairment	4,218	3,799
Balance at end of year	374,839	355,354
Individually evaluated for impairment	922	338
Collectively evaluated for impairment	373,917	355,016
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	603	512
Provision	621	727
Charge-offs	(473)	(567)
Recoveries	11
Other	(30)	(69)
Balance at end of year	732	603
Individually evaluated for impairment	404	299
Collectively evaluated for impairment	328	304
Balance at end of year	204,593	193,985
Individually evaluated for impairment	404	299
Collectively evaluated for impairment	204,189	193,686
Finance Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	2,498	1,194
Provision	1,647	1,577
Charge-offs	(472)	(213)
Recoveries
Other	(308)	(60)
Balance at end of year	3,365	2,498
Individually evaluated for impairment
Collectively evaluated for impairment	3,365	2,498
Balance at end of year	111,936	109,382
Individually evaluated for impairment
Collectively evaluated for impairment	111,936	109,382
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	1,016	402
Provision	11	614
Charge-offs
Recoveries
Other
Balance at end of year	1,027	1,016
Individually evaluated for impairment	502	19
Collectively evaluated for impairment	525	997
Balance at end of year	58,310	51,987
Individually evaluated for impairment	518	39
Collectively evaluated for impairment	¥ 57,792	¥ 51,948